Note 7 - Additional Information on Impaired Loans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Commercial And Industrial [Member]
Average Recorded Investment	$ 1,110	$ 1,357	$ 1,343	$ 1,369
Interest Income Recognized	12	20	25	34
Real Estate Construction Porfolio Segment [Member]
Average Recorded Investment	1,368	2,806	1,508	2,969
Interest Income Recognized	24	80	49	100
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Average Recorded Investment	3,761	4,465	3,801	4,704
Interest Income Recognized	37	38	73	76
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Average Recorded Investment	8,565	6,471	7,776	5,810
Interest Income Recognized	125	182	248	221
Consumer Portfolio Segment [Member]
Average Recorded Investment	6	6	6	6
Interest Income Recognized
Average Recorded Investment	14,810	15,104	14,433	14,858
Interest Income Recognized	$ 198	$ 320	$ 395	$ 431